Income tax (Tables)	12 Months Ended
Dec. 31, 2020
Major components of tax expense (income) [abstract]
Summary of temporary difference, unused tax losses and unused tax credits
Deferred tax assets (DTA) and deferred tax liabilities (DTL) are comprised of the main following components:

	Balance Sheet		Net change in the year
	2020	2019	2020	2019	2018

Tax losses carryforwards	7,382	17,146	(9,764)	(38,212)	37,774
Goodwill on business combinations (i)	22,838	22,303	535	(37,690)	(56,789)
Provisions for IFAs’ commissions	94,544	68,041	26,503	37,010	4,744
Revaluations of financial assets at fair value	(16,780)	25,259	(42,039)	23,862	(2,427)
Expected credit losses	19,444	5,666	13,778	2,587	(2,345)
Financial instruments taxed on redemption	(9)	—	(9)	13,041	(6,230)
Profit sharing plan	164,808	141,136	23,672	141,136	—
Net gain on hedge instruments	20,987	(36,384)	57,371	(34,943)	(51,423)
Share-base compensation	115,976	2,950	113,025	2,950
Other provisions	67,504	33,284	34,220	29,260	(2,572)
Total	496,694	279,401	217,292	139,001	(79,268)
Deferred tax assets	505,046	284,533
Deferred tax liabilities	(8,352)	(5,132)

(i)	For tax purposes, goodwill is amortized over 5 years on a straight-line basis when the entity acquired is sold or merged into another entity.

Summary of reconciliation of changes in deferred tax liability asset
The changes in the net deferred tax were recognized as follows:

	2020	2019	2018

At January 1	279,401	140,400	219,668
Foreign exchange variations	6,373	(3,461)	(9,259)
Charges to statement of income	196,498	139,411	(76,455)
Tax relating to components of other comprehensive income	14,423	3,051	6,446
At December 31	496,694	279,401	140,400

Summary of income tax calculation	The following is a reconciliation of income tax expense to profit (loss) for the year, calculated by applying the combined Brazilian statutory rates at 34% for the year ended December 31:

	2020	2019	2018

Income before taxes	2,421,413	1,544,109	640,728
Combined tax rate in Brazil (a)	34.00%	34.00%	34.00%
Tax expense at the combined rate	823,280	524,997	217,848

Income from entities not subject to deferred taxation	(12,470)	(9,551)	(3,647)
Effects from entities taxed at different rates	35,377	25,948	16,444
Effects from entities taxed at different taxation regimes (b)	(443,579)	(24,089)	(18,183)
Intercompany transactions with different taxation regimes	(74,289)	(50,138)	(38,255)
Tax incentives	(14,354)	(9,772)	(1,408)
Non-deductible expenses (non-taxable income)	49,640	33,854	(689)
Others	(23,680)	(36,624)	3,288
Total	339,924	454,625	175,398
Effective tax rate	14.04%	29.44%	27.20%

Current	536,422	594,037	98,943
Deferred	(196,498)	(139,412)	76,455
Total expense	339,924	454,625	175,398

(a)
Considering that XP Inc. is domiciled in Cayman and there is no income tax in that jurisdiction, the combined tax rate of 34% demonstrated above is the current rate applied to XP Investimentos S.A. which is the holding company of all operating entities of XP Inc. in Brazil.

(b)	Certain eligible subsidiaries adopted the PPM tax regime and the effect of the presumed profit of subsidiaries represents the difference between the taxation based on this method and the amount that would be due based on the statutory rate applied to the taxable profit of the subsidiaries. Additionally, some entities and investment funds adopt different taxation regimes according to the applicable rules in their jurisdictions.

Summary of analysis of other comprehensive income by item
The tax (charge)/credit relating to components of other comprehensive income is as follows:

	Before tax	(Charge) / Credit	After tax

Foreign exchange variation of investees located abroad	18,645	—	18,645
Gains (losses) on net investment hedge	(26,508)	9,013	(17,495)
Changes in the fair value of financial assets at fair value	6,727	(2,567)	4,160
As of December 31, 2018	(1,136)	6,446	5,310

Foreign exchange variation of investees located abroad	6,823	—	6,823
Gains (losses) on net investment hedge	(10,543)	3,410	(7,133)
Changes in the fair value of financial assets at fair value	1,057	(359)	698
As of December 31, 2019	(2,663)	3,051	388

Foreign exchange variation of investees located abroad	57,439	—	57,439
Gains (losses) on net investment hedge	(91,762)	31,199	(60,563)
Changes in the fair value of financial assets at fair value	40,979	(16,776)	24,203
As of December 31, 2020	6,656	14,423	21,079